Document And Entity Information	Aug. 19, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2026
Entity Registrant Name	Swarmer, Inc
Entity Central Index Key	0002092574
Entity Emerging Growth Company	true
Entity File Number	001-43192
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	93-1378503
Entity Address, Address Line One	4515 Seton Center Pkwy
Entity Address, Address Line Two	#330
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78759
City Area Code	(512)
Local Phone Number	305-3513
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	SWMR
Security Exchange Name	NASDAQ